Payroll, staff and employee benefits obligations - Expected future cash outflows (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Pension benefits
Employee benefits obligations
Weighted average duration of accrued benefits	13 years
Expected contributions in respect of funded pension plans in 2020	$ 261
Pension benefits | Not later than one year
Employee benefits obligations
Estimated future payments	649
Pension benefits | Year 2
Employee benefits obligations
Estimated future payments	413
Pension benefits | Year 3
Employee benefits obligations
Estimated future payments	395
Pension benefits | Year 4
Employee benefits obligations
Estimated future payments	387
Pension benefits | Year 5
Employee benefits obligations
Estimated future payments	419
Pension benefits | Year 5 through 10
Employee benefits obligations
Estimated future payments	$ 2,389
Other benefits
Employee benefits obligations
Weighted average duration of accrued benefits	17 years
Other benefits | Not later than one year
Employee benefits obligations
Estimated future payments	$ 27
Other benefits | Year 2
Employee benefits obligations
Estimated future payments	26
Other benefits | Year 3
Employee benefits obligations
Estimated future payments	24
Other benefits | Year 4
Employee benefits obligations
Estimated future payments	24
Other benefits | Year 5
Employee benefits obligations
Estimated future payments	25
Other benefits | Year 5 through 10
Employee benefits obligations
Estimated future payments	$ 122